Consolidated Statement of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	ASU 2014-09 [Member]	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interest
Increase (Decrease) In Equity [Roll Forward]
Stockholders' Equity Attributable to Parent			$ 17,285	$ (34,150)	$ 52,873	$ (95)	$ (8,334)
Noncontrolling interest								$ 1,590
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 29,169
Common Stock issued under employee plans			331	7		10
Common Stock repurchased			(1)	1,453
Common Stock issued for Rockwell Collins			0	0
Purchase (sale) of subsidiary shares from noncontrolling interest			(4)
Redeemable noncontrolling interest fair value adjustment			(47)		(42)
Net Income - Retained Earnings	4,552				4,552
Dividends on Common Stock					2,074
Dividends on ESOP Common Stock					72
Reclassification from OCI, current period, ASU 2018-02 adoption impact	$ 0
Other		$ 0			5			1
Other comprehensive income (loss), net of tax - AOCI							809
Net Income - NCI								368
Redeemable Noncontrolling Interest in subsidiaries' earnings								17
Other comprehensive income (loss), net of tax - NCI								56
Dividends attributable to noncontrolling interest								336
Sale (purchase) of subsidiary shares in noncontrolling interest								0
Acquisition (disposition) of noncontrolling interest								14
Noncontrolling Interest, Increase from Capital Contributions								135
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture	3,205
Stock Repurchased During Period, Shares	12,900
Dividends Per Share of Common Stock	$ 2.72
Stockholders' Equity Attributable to Parent			17,574	(35,596)	55,242	(85)	(7,525)
Noncontrolling interest								1,811
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 31,421
Common Stock issued under employee plans			423	6		9
Common Stock repurchased			0	329
Common Stock issued for Rockwell Collins			4,523	3,437
Purchase (sale) of subsidiary shares from noncontrolling interest			6
Redeemable noncontrolling interest fair value adjustment			0		7
Net Income - Retained Earnings	5,269				5,269
Dividends on Common Stock					2,170
Dividends on ESOP Common Stock					71
Reclassification from OCI, current period, ASU 2018-02 adoption impact	$ 0
Other		(480)			26			6
Other comprehensive income (loss), net of tax - AOCI							(1,808)
Net Income - NCI								385
Redeemable Noncontrolling Interest in subsidiaries' earnings								4
Other comprehensive income (loss), net of tax - NCI								(30)
Dividends attributable to noncontrolling interest								315
Sale (purchase) of subsidiary shares in noncontrolling interest								(23)
Acquisition (disposition) of noncontrolling interest								(8)
Noncontrolling Interest, Increase from Capital Contributions								342
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture	2,775
Stock Repurchased During Period, Shares	2,727
Dividends Per Share of Common Stock	$ 2.84
Stockholders' Equity Attributable to Parent	$ 38,446		22,514	(32,482)	57,823	(76)	(9,333)
Noncontrolling interest	2,164							2,164
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	40,610
Common Stock issued under employee plans			525	7		12
Common Stock repurchased			0	151
Common Stock issued for Rockwell Collins			0	0
Purchase (sale) of subsidiary shares from noncontrolling interest			20
Redeemable noncontrolling interest fair value adjustment			0		4
Net Income - Retained Earnings	5,537				5,537
Dividends on Common Stock					2,442
Dividends on ESOP Common Stock					70
Reclassification from OCI, current period, ASU 2018-02 adoption impact	$ 745
Other		$ 0			(3)			0
Other comprehensive income (loss), net of tax - AOCI							(816)
Net Income - NCI								411
Redeemable Noncontrolling Interest in subsidiaries' earnings								(7)
Other comprehensive income (loss), net of tax - NCI								(12)
Dividends attributable to noncontrolling interest								268
Sale (purchase) of subsidiary shares in noncontrolling interest								70
Acquisition (disposition) of noncontrolling interest								(23)
Noncontrolling Interest, Increase from Capital Contributions								108
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture	3,883
Stock Repurchased During Period, Shares	1,133
Dividends Per Share of Common Stock	$ 2.94
Stockholders' Equity Attributable to Parent	$ 41,774		$ 23,019	$ (32,626)	$ 61,594	$ (64)	$ (10,149)
Noncontrolling interest	2,457							$ 2,457
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 44,231